Subsequent events Subsequent Events (Details)						1 Months Ended	6 Months Ended
	Nov. 01, 2016	Sep. 30, 2016 USD ($) shares	Jun. 28, 2016 USD ($) $ / shares shares	May 04, 2016 USD ($) shares	Aug. 06, 2014 shares	May 30, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	May 10, 2016 $ / shares	Mar. 31, 2016
Subsequent Event
Subsequent Event [Line Items]
Premium over share closing price (percent)	27.00%
6% Convertible Debentures | Subsequent Event
Subsequent Event [Line Items]
Interest rate on convertible debt (percent)		6.00%		6.00%
Amount of debt converted to equity				$ 8,600,000
Subsidiaries | Subsequent Event
Subsequent Event [Line Items]
Percentage of ownership In subsidiary									48.00%
Subsidiaries | 6% Convertible Debentures | Subsequent Event
Subsequent Event [Line Items]
Shares issued in conversion of debt (shares) | shares		15,200,000		14,720,000
Ownership interest in subsidiary exchanged in conversion of debt (percent)				46.00%
Interest rate on convertible debt (percent)		6.00%
Amount of debt converted to equity		$ 6,700,000					$ 16,000,000
Convertible debt		10,100,000		$ 19,400,000			10,100,000
Face amount		$ 3,418,681					$ 3,418,681
Affiliated Entity | Private Placement | Subsidiaries | Subsequent Event
Subsequent Event [Line Items]
Shares issued in private placement (shares) | shares						12,608,696
Proceeds from private placement						$ 7,250,000.00
Share price (dollars per share) | $ / shares								$ 0.575
Board of Directors Chairman | Private Placement | Subsidiaries | Subsequent Event
Subsequent Event [Line Items]
Payment on related party note						$ 2,000,000
EuroSite Power | Affiliated Entity | Subsequent Event
Subsequent Event [Line Items]
Shares issued in conversion of debt (shares) | shares			3,909,260
Amount of debt converted to equity			$ 2,100,000
Convertible debt, related party			$ 2,400,000
Share price (dollars per share) | $ / shares			$ 0.54
Accrued interest on convertible debt, converted to shares			$ 11,000
Contractual conversion price (dollars per share) | $ / shares			$ 0.60
Conversion of convertible debt expense			$ 224,782
Common Stock
Subsequent Event [Line Items]
Shares issued in private placement (shares) | shares					2,650,000
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Conversion ratio of American DG shares to Tecogen shares	0.092